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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597

                          Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    TAX FREE
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                    12/31/05

                              [LOGO]PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1
Portfolio Summary                                                             2
Prices and Distributions                                                      3
Performance Update                                                            4
Comparing Ongoing Fund Expenses                                               9
Portfolio Management Discussion                                              11
Schedule of Investments                                                      14
Financial Statements                                                         30
Notes to Financial Statements                                                39
Report of Independent Registered Public Accounting Firm                      47
Factors Considered by the Independent Trustees in Approving
the Management Contract                                                      48
Trustees, Officers and Service Providers                                     53

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio based on S&P ratings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA                              51.8%
AA                               19.4%
BBB                              17.4%
BB & Lower                        7.0%
A                                 4.0%
Commercial Paper                  0.4%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

3-6 Years                        42.1%
6-8 Years                        20.5%
1-3 Years                        19.1%
8-10 Years                        7.8%
0-1 Year                          5.6%
10+ Years                         4.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

    1.   Pennsylvania State Third Reference, 5.375%, 7/1/17                1.72%
    2.   New Jersey State Highway Authority, 5.5%, 1/1/13                  1.70
    3.   Hawaii State Department Budget & Finance, 6.4%, 7/1/13            1.69
    4.   Charlotte-Mecklenburg Hospital Authority, 5.0%, 1/15/45           1.69
    5.   North Little Rock Arkansas Electric, 6.5%, 7/1/10                 1.64
    6.   Ohio State Higher Education Capital Facility, 5.2%, 2/1/10        1.58
    7.   Jacksonville Florida District, 5.0%, 10/1/20                      1.50
    8.   District of Columbia Tobacco Settlement Financing,
         6.75%, 5/15/40                                                    1.46
    9.   Alabama State Public School & College Authority,
         5.125%, 11/1/14                                                   1.29
   10.   Brazos River Authority Pollution Control Revenue, 7.7%, 4/1/33    1.25

This list excludes temporary cash investments and derivative investments. Fund holdings will vary for other periods.

Pioneer Tax Free Income Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class               12/31/05             12/31/04
------------           ----------           ---------
       A               $11.62               $11.67
       B               $11.51               $11.57
       C               $11.44               $11.49
   Investor            $11.62               $11.67
       Y               $11.56               $11.61

Distributions Per Share
--------------------------------------------------------------------------------

                          1/1/05 - 12/31/05
             -------------------------------------------
                  Net
              Investment     Short-Term      Long-Term
    Class       Income     Capital Gains   Capital Gains
------------ ------------ --------------- --------------
       A      $0.5161       $   --             $   --
       B      $0.4220       $   --             $   --
       C      $0.4249       $   --             $   --
   Investor   $0.5443       $   --             $   --
       Y      $0.5530       $   --             $   --

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Tax Free Income Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
-----------------------------------------------------------
                   Net Asset     Public
                     Value      Offering
Period               (NAV)     Price (POP)
 Life-of-Class
 (1/18/77)           6.28%        6.11%
 10 Years            5.11         4.63
 5 Years             5.15         4.19
 1 Year              4.05        -0.63
-----------------------------------------------------------


                                   Pioneer Tax Free        Lehman Brothers
                                     Income Fund         Municipal Bond Index
                                     -----------         --------------------
12/95                                   9550                   10000
                                        9893                   10443
12/97                                  10777                   11403
                                       11445                   12142
12/99                                  10954                   11892
                                       12228                   13281
12/01                                  12733                   13862
                                       13632                   15303
12/03                                  14423                   16116
                                       15109                   16838
12/05                                  15721                   17430

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes at all shareholder levels.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
-----------------------------------------------------------
                     If           If
Period              Held       Redeemed
 Life-of-Class
 (4/28/95)          4.77%       4.77%
 10 Years           4.30        4.30
 5 Years            4.34        4.34
 1 Year             3.16       -0.82
-----------------------------------------------------------


                                   Pioneer Tax Free        Lehman Brothers
                                     Income Fund         Municipal Bond Index
                                     -----------         --------------------
12/95                                 10000                    10000
                                      10266                    10443
12/97                                 11104                    11403
                                      11706                    12142
12/99                                 11119                    11892
                                      12319                    13281
12/01                                 12734                    13862
                                      13520                    15303
12/03                                 14193                    16116
                                      14770                    16838
12/05                                 15238                    17430

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes at all shareholder levels.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
-----------------------------------------------------------
                              If         If
Period                       Held     Redeemed
Life-of-Class
(1/31/96)                    4.32%      4.32%
5 Years                      4.41       4.41
1 Year                       3.30       3.30
-----------------------------------------------------------

                                   Pioneer Tax Free        Lehman Brothers
                                     Income Fund         Municipal Bond Index
                                     -----------         --------------------
1/96                                   10000                   10000
                                       10219                   10365
12/97                                  11070                   11317
                                       11660                   12051
12/99                                  11086                   11803
                                       12260                   13182
12/01                                  12675                   13858
                                       13477                   15188
12/03                                  14156                   15995
                                       14725                   16712
12/05                                  15211                   17299

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes at all shareholder levels.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
------------------------------------------------------------
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(12/11/04)                      4.60%      4.60%
1 Year                          4.31       4.31
------------------------------------------------------------

                                   Pioneer Tax Free        Lehman Brothers
                                     Income Fund         Municipal Bond Index
                                     -----------         --------------------
12/04                                  10000                   10000
12/05                                  10430                   10351

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes at all shareholder levels.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
-----------------------------------------------------------
                      If         If
Period               Held     Redeemed
 Life-of-Class
 (1/18/77)           6.23%      6.23%
 10 Years            4.96       4.96
 5 Years             4.85       4.85
 1 Year              4.40       4.40
-----------------------------------------------------------

                                   Pioneer Tax Free        Lehman Brothers
                                     Income Fund         Municipal Bond Index
                                     -----------         --------------------
12/95                                  10000                   10000
                                       10357                   10443
12/97                                  11283                   11403
                                       11983                   12142
12/99                                  11468                   11892
                                       12802                   13281
12/01                                  13331                   13862
                                       13913                   15303
12/03                                  14776                   16116
                                       15535                   16838
12/05                                  16220                   17430

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A Shares are used as a proxy through February 28, 2002. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes at all shareholder levels.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on actual returns from July 1, 2005 through December 31, 2005

                                                                         Investor
Share Class                     A              B              C            Class            Y
-----------------------   ------------   ------------   ------------   ------------   ------------
Beginning Account          $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 7/1/05
Ending Account Value       $1,000.48      $  996.52      $  996.52      $1,043.10      $1,002.21
On 12/31/05
Expenses Paid During       $    4.59      $    8.66      $    8.25      $    3.35      $    2.73
Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, 1.72%, 1.64%, 0.65% and 0.54%, for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free
Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005

                                                                         Investor
Share Class                     A              B              C            Class            Y
-----------------------   ------------   ------------   ------------   ------------   ------------
Beginning Account           $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 7/1/05
Ending Account Value        $1,020.62      $1,016.53      $1,016.94      $1,021.93      $1,022.48
On 12/31/05
Expenses Paid During        $    4.63      $    8.74      $    8.34      $    2.75      $    2.75
Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, 1.72%, 1.64%, 0.65% and 0.54%, for Class A, Class B, Class C Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Despite formidable headwinds, such as rising short-term interest rates, higher energy prices, unprecedented natural disasters and trade and budget deficits, economic growth proceeded at a relatively brisk pace in 2005. Against this backdrop municipal bonds produced positive annual returns, with lower-quality bonds providing better returns than higher-quality bonds. In this environment, the Fund's investments in both below-investment-grade and investment-grade bonds provided shareowners with income as well as price appreciation. In the following interview, David Eurkus, the Fund's portfolio manager, discusses some of the factors that had an impact on the Fund.

Q:  How did the Fund perform?

A: For the 12-month period ended December 31, 2005, Pioneer Tax Free Income Fund's Class A shares produced a 4.05% total return at net asset value. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 3.51%, and the average return of the 297 funds in the Lipper General Municipal Debt Funds Category was 3.00%. Lipper is an independent monitor of mutual fund performance. The Fund's Class A shares generated a 30-day SEC tax-free yield of 3.17% on December 30, 2005. That translates into a taxable-equivalent yield of 4.88%, based on the maximum federal income-tax rate of 35%. At the end of the period, the average credit quality of the Fund was AA.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What was the investment environment like during the period?

A: In an environment of relatively strong economic growth, the Federal Reserve continued to tighten monetary policy, boosting interest rates eight times during the year, each time by a quarter point. At the end of 2005, the federal funds target rate was 4.25%, up from 2.25% in January 2005. (The federal funds rate is the rate banks charge for overnight loans. Since June 2004, the Fed has hiked interest rates 13 times, taking the federal funds rate from a 40-year low of 1% to the current 4.25%). The net effect of the

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                             (continued)
--------------------------------------------------------------------------------

    Fed's actions was a flattening of the yield curve, with short-term yields moving higher and longer-term yields remaining stable or declining slightly. At the end of the year, the yield curve inverted slightly for a brief period, with longer-term yields falling below short- and intermediate-term yields. (The yield curve shows the relationship between bond yields and maturity lengths.)

Q:  In this environment what contributed to performance?

A: Our diversification strategy was an important factor in the Fund's outperformance. We held bonds in a variety of sectors that we consider to be crucial to the stability and growth of the economy. Public power, transportation, hospitals/health care, education and housing are just some of the sectors that were represented in the portfolio. Fund assets continued to be invested in investment-grade and below investment-grade securities. This strategy proved beneficial because for most of the calendar year, lower-quality securities outperformed their higher-quality counterparts. Among our investment-grade holdings, positions in tobacco and hospital bonds enhanced return. Below investment-grade areas, such as education and transportation, were also helpful, with investments in private and public educational institutions and airline bonds providing more than a 9% average return. The Fund's transportation holdings were particularly noteworthy. After battling skyrocketing fuel costs and enduring cost-cutting and reorganization programs, the prospects for several airline carriers appeared brighter. As a result, our positions in American, Continental and U.S. Airways contributed to performance.

    We maintained a longer duration than our benchmark. This strategy helped increase both the Fund's tax-free income and principal appreciation throughout the year. (Duration measures a bond's price sensitivity to interest-rate movements.)

Q: In September, the Pioneer Tax Free Income Fund acquired the assets of AmSouth High Quality Municipal Bond Fund and the AmSouth Tennessee Tax-Exempt Fund. How did this transaction affect performance?

A: While the reorganization raised the average quality of Pioneer Tax Free Income Fund, it also shortened the Fund's duration, resulting in a temporary and modest reduction in income to the Fund. However, the reorganization substantially increased the size of the fund, providing opportunities for greater diversity and benefits of economies of scale.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  What detracted from performance?


A: The decision by Northwest Airlines to voluntarily enter Chapter 11 bankruptcy was responsible for a decline in principal which slightly held back return.

Q:  What is your outlook for the next six months?

A: Despite elevated energy prices and hurricane-related disruptions in the economy, the economic expansion appears solid. Core inflation (inflation minus the cost of food and energy) is relatively low and longer-term inflation expectations appear to be contained. The Fed has indicated that it may be in the end stages of its rate-raising cycle, and we may see the final interest-rate hikes in this cycle in the first half of 2006. (At the time of this printing there was a rate hike in January 2006.) In managing the Fund, we intend to remain fully invested and to maintain our diversification strategy among economic sectors as well as in higher- and lower-quality securities. During 2005, we saw a record amount of new issuance of municipal debt. This was driven primarily by refunding of older higher-cost debt. Refundings, like mortgage refinancings, typically occur when interest rates are relatively low. In 2006, we expect new issuance to decline but demand to remain stable or increase. This imbalance between supply and demand will benefit the Fund, as it has the potential to continue to enhance the value of the assets in the portfolio.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise. Investments in the fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. A portion of income may be subject to local, state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. At times, the fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                                Value
                               MUNICIPAL BONDS - 98.7%
                               Alabama - 14.2%
$ 1,000,000      A-/Baa1       Alabama 21st Century Authority, 5.25%, 12/1/06        $  1,012,040
  2,355,000      AAA/Aaa       Alabama Agriculture and Mechanical University,
                               4.65%,11/1/10                                            2,457,490
  2,245,000      AAA/Aaa       Alabama Agriculture and Mechanical,
                               4.55%, 11/1/09                                           2,331,859
  2,050,000      NR/NR         Alabama Special Care Facility Financing Authority,
                               Floating Rate Note, 11/1/14                              2,104,161
  2,855,000      AA/Aa2        Alabama State General Obligation, 4.0%, 9/1/08           2,907,989
  8,000,000      AAA/Aaa       Alabama State Public School & College Authority,
                               5.125%, 11/1/14                                          8,458,000
  1,095,000      AAA/Aaa       Alabama Water Pollution Control Authority,
                               5.25%, 8/15/08                                           1,108,567
    860,000      AAA/Aaa       Alabama Water Pollution Control Authority,
                               5.375%, 8/15/10                                            871,318
  1,840,000      AAA/Aaa       Alabama Water Pollution Control Authority,
                               5.4%, 8/15/11                                            1,864,472
  3,890,000      AAA/Aaa       Alabama Water Pollution Control Authority,
                               5.5%, 8/15/16                                            3,942,359
  4,800,000      AAA/Aaa       Auburn University Alabama General Fee,
                               5.0%, 6/1/13                                             5,141,328
  2,125,000      AAA/Aaa       Auburn University Alabama General Fee,
                               5.5%, 6/1/12                                             2,321,138
  1,340,000      AA/Aa3        Birmingham Alabama General, 4.75%, 10/1/10               1,401,747
  1,040,000      AA/Aa3        Birmingham Alabama General, 4.8%, 10/1/08                1,078,386
  1,430,000      AA/Aa3        Birmingham Alabama General, 4.85%, 10/1/11               1,495,451
  1,440,000      AAA/NR        Birmingham Alabama Industries Water Board,
                               6.2%, 7/1/08                                             1,470,154
  1,045,000      AAA/Aaa       Clark & Mobile County, 5.6%, 12/1/17                     1,087,354
    100,000      AA-/Aa3       Decatur Alabama Ref Water, 2.4%, 12/1/06                    98,919
    210,000      AA-/Aa3       Decatur Alabama Ref Water, 2.5%, 12/1/07                   205,475
    140,000      AA-/Aa3       Decatur Alabama Ref Water, 2.5%, 12/1/07                   136,983
    200,000      AA-/Aa3       Decatur Alabama Ref Water, 2.875%, 8/1/06                  199,496
    220,000      AA-/Aa3       Decatur Alabama Ref Water, 2.875%, 8/1/07                  218,181
    905,000      AAA/Aaa       Dothan Alabama Water, 5.05%, 9/1/09                        956,286
  1,515,000      AAA/Aaa       Dothan Alabama Water, 5.1%, 9/1/10                       1,616,838
    390,000      AAA/Aaa       Florence Alabama Water General 4.35%, 12/1/07              397,714
    790,000      AAA/Aaa       Florence Alabama Water General 4.35%, 12/1/07              805,626
    405,000      AAA/Aaa       Florence Alabama Water General 4.4%, 12/1/08               416,984
    825,000      AAA/Aaa       Florence Alabama Water General 4.4%, 12/1/08               849,412
    425,000      AAA/Aaa       Florence Alabama Water General 4.5%, 12/1/09               442,055

14    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                                Value
                               Alabama - (continued)
$   865,000      AAA/Aaa       Florence Alabama Water General 4.5%, 12/1/09          $    899,712
    445,000      AAA/Aaa       Florence Alabama Water General 4.6%, 12/1/10               467,076
    900,000      AAA/Aaa       Florence Alabama Water General 4.6%, 12/1/10               944,649
  1,025,000      AAA/Aaa       Florence Alabama Water General 4.7%, 12/1/13             1,069,424
  1,340,000      AAA/Aaa       Florence Alabama Water, 4.0%, 9/1/13                     1,361,467
  1,245,000      AAA/Aaa       Florence Alabama Water, 4.0%, 9/1/14                     1,260,201
  1,085,000      AAA/Aaa       Homewood Alabama Board Education, 4.0%, 2/1/10           1,107,872
  1,000,000      AAA/Aaa       Homewood Alabama Board Education, 4.0%, 2/1/11           1,022,200
  1,010,000      AAA/Aaa       Homewood Alabama Board Education, 4.0%, 2/1/12           1,030,382
    550,000      AA/Aa3        Hunstville Alabama Electric System, 4.6%, 12/1/09          571,758
    660,000      AA/Aa3        Hunstville Alabama Electric System, 4.7%, 12/1/10          686,598
    680,000      AA/Aa3        Hunstville Alabama Electric System, 4.8%, 12/1/11          707,214
  1,445,000      AA+/Aa2       Huntsville Alabama General, 4.75%, 11/1/18               1,496,991
  1,895,000      AA+/Aa2       Huntsville Alabama, 5.125%, 5/1/20                       2,050,333
  1,000,000      AAA/Aaa       Jefferson County Alabama School, 5.1%, 2/15/10           1,063,210
    725,000      AAA/Aaa       Madison Alabama Water & Wastewater Board,
                               4.6%, 12/1/11                                              755,573
  1,230,000      NR/NR         Mobile Alabama General, 0.0%, 2/15/09                    1,242,977
  6,165,000      AAA/Aaa       Mobile County Alabama General, 5.25%, 8/1/12             6,683,230
  3,440,000      AAA/Aaa       Mobile County Alabama General, 5.25%, 8/1/13             3,746,332
  1,895,000      AAA/Aaa       Montgomery Alabama Downtown Redevelopment
                               Authority, 5.0%, 10/1/08                                 1,975,462
  1,530,000      AAA/Aaa       Montgomery Alabama General, 5.0%, 5/1/11                 1,637,452
  2,545,000      AAA/Aaa       Montgomery Alabama General, 5.25%, 5/1/12                2,773,821
  4,125,000      AAA/Aaa       Montgomery Alabama Waterworks & Sanitation
                               Sewer, 5.25%, 9/1/18                                     4,441,511
  1,005,000      AAA/Aaa       Shelby County Alabama Board Education Capital,
                               4.8%, 2/1/10                                             1,053,652
    500,000      NR/Aaa        Southeast, Alabama Gas District 5.3%, 6/1/12               539,485
    310,000      AAA/Aaa       University Alabama Revenue Bond, 4.6%, 6/1/09              321,631
    890,000      AAA/Aaa       University Alabama Revenue Bond, 4.6%, 6/1/09              921,657
    340,000      AAA/Aaa       University Alabama Revenue Bond, 4.7%, 6/1/10              353,223
    960,000      AAA/Aaa       University Alabama Revenue Bond, 4.7%, 6/1/10              993,350
    395,000      AAA/Aaa       University Alabama Revenue Bond, 4.75%, 6/1/11             410,634
  1,105,000      AAA/Aaa       University Alabama Revenue Bond, 4.75%, 6/1/11           1,142,493
  2,185,000      AAA/Aaa       University South Alabama Tuition, 4.7%, 11/15/08         2,239,013
                                                                                     ------------
                                                                                     $ 94,368,365
                                                                                     ------------

The accompanying notes are an integral part of these financial statements.    15

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                                 Value
                               Arkansas - 1.6%
$10,000,000      AAA/Aaa       North Little Rock Arkansas Electric, 6.5%, 7/1/10      $ 10,773,800
                                                                                      ------------
                                                                                      $ 10,773,800
                                                                                      ------------
                               Arizona - 5.3%
  3,000,000      AAA/Aaa       Arizona School Facilities Board State School,
                               5.5%, 7/1/10                                           $  3,259,680
  5,000,000      A-/A3         Maricopa County Arizona Development,
                               5.0%, 7/1/16                                              5,115,800
  1,000,000      AAA/Aaa       Maricopa County School District, 7.0%, 7/1/07             1,052,910
  1,000,000      AAA/Aaa       Maricopa County School District, 7.0%, 7/1/08             1,085,430
  6,305,000      AAA/Aaa       Phoenix Arizona Civic Import Corp, 5.25%, 7/1/14          6,973,645
  4,000,000      AAA/Aaa       Phoenix Arizona Civic Import Corp., District
                               Revenue, 0.0%, 7/1/25                                     3,072,640
  8,005,000      AAA/Aaa       Phoenix Arizona Civic Import Corp., District
                               Revenue; 0.0%. 7/1/26                                     6,156,806
  5,000,000      AA/Aa2        Salt River Project Arizona Agriculture Import,
                               5.0%, 1/1/35                                              5,248,900
  2,400,000      AAA/Aaa       Scottsdale Memorial Hospital, 5.5%, 9/1/12                2,597,376
    500,000      AAA/Aaa       Tempe Arizona High School District, 4.5%, 7/1/11            516,100
                                                                                      ------------
                                                                                      $ 35,079,287
                                                                                      ------------
                               California - 3.2%
  4,000,000      NR/NR         Del Mar California Race Track, 5.0%, 8/15/25           $  4,098,080
  1,000,000      NR/Aaa        Franklin-McKinley California School District,
                               6.0%, 7/1/16                                              1,174,370
  4,525,000      BBB/Baa3      Golden State Tobacco Securitization,
                               7.8%, 6/1/42                                              5,438,869
  1,000,000      BBB/Baa3      Golden State Tobacco Securitization,
                               7.875%, 6/1/42                                            1,206,640
  3,000,000      NR/Baa3       Golden State Tobacco Securitization,
                               7.9%, 6/1/42                                              3,624,570
    230,000      AAA/Aaa       Sacramento California Municipal Utilities District,
                               5.5%, 2/1/11                                                240,247
  4,765,000      AAA/Aaa       San Mateo County California Transportation
                               District, 5.25%, 6/1/16                                   5,116,323
                                                                                      ------------
                                                                                      $ 20,899,099
                                                                                      ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                                 Value
                               Colorado - 1.8%
$    30,000      NR/A2         Colorado Housing Finance Authority, Series A-3,
                               7.0%, 11/1/16                                          $     30,260
     60,000      NR/Aa2        Colorado Housing Finance Authority, Series B-2,
                               7.45%, 11/1/27                                               61,005
    180,000      NR/Aa2        Colorado Housing Finance Authority, Series B-3,
                               6.55%, 5/1/25                                               181,472
  3,575,000      AAA/Aaa       Douglas County School District Region,
                               7.0%, 12/15/13                                            4,360,285
  6,765,000      AAA/Aaa       University of Colorado Registered Partners,
                               6.0%, 12/1/22                                             7,449,280
                                                                                      ------------
                                                                                      $ 12,082,302
                                                                                      ------------
                               Connecticut - 1.1%
  1,000,000      AA/NR         Connecticut State Health & Education, 5.5%, 7/1/17     $  1,077,980
  5,385,000      AAA/Aaa       Connecticut State, 5.25%, 7/1/17                          6,032,439
                                                                                      ------------
                                                                                      $  7,110,419
                                                                                      ------------
                               District of Columbia - 1.4%
  8,825,000      BBB/Baa3      District of Columbia Tobacco Settlement Financing
                               Corp., 6.75%, 5/15/40                                  $  9,581,656
                                                                                      ------------
                                                                                      $  9,581,656
                                                                                      ------------
                               Florida - 3.4%
  1,760,000      AAA/Aaa       Dade County Florida General Obligation,
                               7.7%, 10/1/08                                          $  1,955,677
  1,000,000      AAA/Aaa       Dade County Florida General Obligation,
                               7.7%, 10/1/12                                             1,223,270
  9,550,000      AAA/Aaa       Jacksonville Florida District, 5.0%, 10/1/20              9,861,426
  2,450,000      AAA/Aaa       Key West Florida Utility Board Electric,
                               6.0%, 10/1/13                                             2,820,391
     40,000      NR/Aaa        Manatee County Florida, 7.2%, 5/1/28                         40,700
  2,060,000      AAA/Aaa       Seminole County Florida Water & Sewer,
                               6.0%, 10/1/19                                             2,403,402
  3,880,000      AA-/Aa3       Seminole County Florida Water & Sewer,
                               5.0%, 10/1/16                                             4,210,149
                                                                                      ------------
                                                                                      $ 22,515,015
                                                                                      ------------
                               Georgia - 2.0%
  2,000,000      AAA/Aaa       Americus-Sumter Georgia Payroll, 5.0%, 6/1/36          $  2,089,480
  5,000,000      AAA/Aaa       Atlanta, Georgia Water Revenue, 5.0%, 11/1/37             5,191,400
  3,500,000      AAA/Aaa       Georgia State, 5.75%, 8/1/17                              4,101,720
  2,000,000      AAA/Aaa       Gwinnett County Georgia Water & Sewer,
                               4.0%, 8/1/17                                              1,992,240
                                                                                      ------------
                                                                                      $ 13,374,840
                                                                                      ------------

The accompanying notes are an integral part of these financial statements.    17

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                                Value
                               Hawaii - 2.0%
$10,000,000      AAA/Aaa       Hawaii State Department Budget & Finance,
                               6.4%, 7/1/13                                          $ 11,111,100
  2,280,000      AAA/Aaa       Hawaii State Highway, 5.0%, 7/1/18                       2,453,166
                                                                                     ------------
                                                                                     $ 13,564,266
                                                                                     ------------
                               Illinois - 4.7%
  4,485,000      AAA/Aaa       Chicago Board of Education, 5.75%, 12/1/27            $  4,775,314
    515,000      AAA/Aaa       Chicago Board of Education, 5.75%, 12/1/27                 548,336
    500,000      AA+/Aaa       Chicago Illinois Metropolitan Water Reclamation,
                               5.25%, 12/1/10                                             539,990
    495,000      A/NR          Chicago Illinois Tax Increment, 5.0%, 11/15/10             518,042
  5,000,000      AAA/Aaa       Chicago Illinois Reference General, 5.0%, 1/1/15         5,410,250
    295,000      NR/Aaa        Chicago Illinois Single Family Mortgage,
                               6.45%, 9/1/29                                              304,098
    920,000      NR/B2         Illinois Health Facilities Authority Revenue,
                               6.7%, 3/1/14                                               920,166
  1,145,000      A+/A1         Illinois Housing Development Authority Revenue
                               Multi-Family Housing, 7.0%, 7/1/23                       1,489,851
  1,735,000      AAA/Aaa       Kane County Illinois School District #129 Aurora
                               West Side, 6.0%, 2/1/20                                  1,985,517
  1,000,000      AAA/Aaa       Kane County Illinois School District #129 Aurora
                               West Side, 6.0%, 2/1/22                                  1,144,390
  4,780,000      NR/A1         Metropolitan Pier & Exposition Authority Dedicated
                               State Tax Revenue, 8.5%, 6/15/06                         4,891,183
    190,000      AA-/A1        Metropolitan Pier & Exposition Authority Dedicated
                               State Tax Revenue, 8.5%, 6/15/06                           194,315
  3,385,000      NR/Aaa        Metropolitan Pier & Exposition Authority Dedicated
                               State Tax Revenue, 8.5%, 6/15/06                         3,463,871
  3,000,000      AAA/Aaa       University of Illinois Revenue, 5.75%, 1/15/16           3,233,520
  3,000,000      AAA/Aaa       Will County Illinois Forest Preservation District,
                               0.0%, 12/1/18                                            1,687,170
                                                                                     ------------
                                                                                     $ 31,106,013
                                                                                     ------------
                               Indiana - 1.7%
  1,250,000      BBB-/Ba3      Indiana State Development Finance,
                               5.75%, 10/1/11                                        $  1,298,788
    170,000      NR/Aaa        Indiana State Housing Finance, Single Family
                               Mortgage Revenue, 5.95%, 7/1/13                            171,505
  1,000,000      AAA/Aaa       Indiana University Revenue, 5.8%, 11/15/10               1,099,390
  1,400,000      AA/NR         Indianapolis Local Public Improvement Board
                               Board Revenue, 6.75%, 2/1/14                             1,633,898

18    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                            Value
                               Indiana - (continued)
$ 3,400,000      AA/Aa2        Indianapolis Local Public Improvement Board
                               Revenue, 6.0%, 1/10/20                            $  4,007,036
  1,000,000      AA-/A2        Lawrence Township Metropolitan School District
                               Revenue, 6.75%, 7/5/13                               1,179,790
  2,000,000      AAA/Aaa       Sarah Scott Middle School Revenue,
                               5.75%, 1/15/19                                       2,089,400
                                                                                 ------------
                                                                                 $ 11,479,807
                                                                                 ------------
                               Kentucky - 0.4%
  2,000,000      AAA/Aaa       Carrollton & Henders, 5.0%, 1/1/09                $  2,087,120
    500,000      NR/NR         Kentucky Economic Development Finance,
                               6.25%, 10/1/12                                         541,005
                                                                                 ------------
                                                                                 $  2,628,125
                                                                                 ------------
                               Lousiana - 1.1%
  1,085,000      AAA/Aaa       Lousiana Local Government Environment
                               Community, 5.25%, 12/1/18                         $  1,176,227
  1,060,000      NR/NR         Louisiana Public Facilities Authority Revenue,
                               6.25%, 10/1/11                                       1,059,364
  5,000,000      AAA/Aaa       Louisiana State Series A General,
                               4.5%, 10/15/20                                       5,086,950
                                                                                 ------------
                                                                                 $  7,322,541
                                                                                 ------------
                               Massachusetts - 4.5%
  1,000,000      AAA/NR        Attleboro Massachusetts, 4.0%, 11/15/14           $  1,014,910
  3,520,000      AAA/Aa2       Massachusetts Bay Transportation Authority,
                               5.5%, 7/1/17                                         4,009,984
  2,000,000      BBB/Baa2      Massachusetts Health & Educational Facilities
                               Authority Revenue, 6.625%, 7/1/32                    2,174,180
  5,290,000      AA-/Aa3       Massachusetts Health & Educational Facilities
                               Authority, 5.75%, 7/1/32                             5,755,679
  2,000,000      AAA/Aaa       Massachusetts Health & Educational Facilities
                               Authority Revenue, 5.0%, 7/1/23                      2,084,360
  1,000,000      AA-/Aa3       Massachusetts Health & Educational Facilities
                               Authority Revenue, 6.0%, 7/1/18                      1,102,310
  1,000,000      BBB/Baa3      Massachusetts Health & Educational Facilities
                               Authority Revenue, 6.75%, 7/1/16                     1,119,620
  2,000,000      BBB/Baa2      Massachusetts Health & Educational Facilities
                               Authority, 6.5%, 7/1/21                              2,192,040
  2,500,000      BBB-/NR       Massachusetts Health & Educational Facilities,
                               5.5%, 7/1/40                                         2,534,150
  1,250,000      BBB/Baa3      Massachusetts Health & Educational Facilities
                               Authority, 6.25% 7/1/22                              1,349,238

The accompanying notes are an integral part of these financial statements.    19

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                           Value
                               Massachusetts - (continued)
$ 1,145,000      BBB+/NR       Massachusetts Health & Educational Facilities
                               Authority, 6.25%, 10/1/31                        $  1,214,284
  1,000,000      AAA/Aaa       Massachusetts State Conservation LN-Series B,
                               5.25%, 1/1/18                                       1,079,200
  1,000,000      AAA/Aaa       Massachusetts State Port Authority Revenue,
                               5.75%, 7/1/12                                       1,114,470
  1,500,000      BBB/Baa1      Massachusetts State Development Finance
                               Agency, 6.375%, 7/1/23                              1,688,160
  1,580,000      NR/Aaa        Tantasqua Massachusetts Regional School
                               District, 5.0%, 10/1/18                             1,704,472
                                                                                ------------
                                                                                $ 30,137,057
                                                                                ------------
                               Maryland - 1.0%
  2,045,000      AA/Aa2        Prince Georges County Maryland General,
                               5.0%, 12/1/15                                    $  2,226,371
  4,175,000      AA/Aa2        Prince Georges County Maryland General,
                               5.0%, 12/1/15                                       4,545,281
                                                                                ------------
                                                                                $  6,771,652
                                                                                ------------
                               Maine - 0.1%
    300,000      AAA/Aaa       Maine Municipal Bond Bank, 5.0%, 11/1/09         $    315,729
                                                                                ------------
                                                                                $    315,729
                                                                                ------------
                               Michigan - 1.9%
  1,500,000      BBB-/NR       John Tolfree Health System, 6.0%, 9/15/23        $  1,536,210
  3,230,000      A/A2          Michigan State Hospital Finance Authority,
                               5.5%, 11/01/14                                      3,498,284
    400,000      AAA/Aaa       Michigan State Trunk Line, 5.5%, 11/1/10              435,844
  4,000,000      BBB-/Ba1      Michigan State Hospital Finance Authority,
                               6.0%, 2/1/24                                        4,000,840
  6,485,000      NR/NR         Wayne Charter County SPL, 6.75%, 12/1/15**          3,397,102
                                                                                ------------
                                                                                $ 12,868,280
                                                                                ------------
                               Minnesota - 1.4%
  5,000,000      BBB+/A2       Becker, Minnesota Pollution Control Revenue
                               Northern States Power
                               "A" Conversions, 8.5%, 4/1/30                    $  6,305,650
  2,175,000      AAA/Aaa       Centennial Independent School District,
                               5.6%, 2/1/07                                        2,230,376
  1,000,000      NR/Baa3       Laurentian Energy Authority Minnesota
                               Cogeneration, 5.0%, 12/1/15                         1,017,420
                                                                                ------------
                                                                                $  9,553,446
                                                                                ------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/Moody's
 Principal      Ratings
 Amount         (unaudited)                                                              Value
                              Missouri - 0.1%
$  450,000      AAA/NR        Missouri State Housing Development Common
                              Mortgage Revenue, Single Family, Series B-2,
                              6.4%, 3/1/29                                        $    469,863
                                                                                  ------------
                                                                                  $    469,863
                                                                                  ------------
                              Mississippi - 1.1%
 6,000,000      BBB/Baa2      Lowndes County MS Solid Waste Disposal &
                              Pollution Control Revenue, 6.8%, 4/1/22             $  7,183,200
                                                                                  ------------
                                                                                  $  7,183,200
                                                                                  ------------
                              Montana - 0.1%
   500,000      BBB+/Baa1     Forsyth Pollution Control Revenue, 5.2%, 5/1/33     $    517,480
                                                                                  ------------
                                                                                  $    517,480
                                                                                  ------------
                              North Carolina - 2.5%
11,000,000      AA/Aa3        Charlotte-Mecklenburg Hospital Authority,
                              5.0%, 1/15/45                                       $ 11,095,370
 5,000,000      AA+/Aa1       North Carolina Capital, 5.0%, 10/1/41                  5,187,250
                                                                                  ------------
                                                                                  $ 16,282,620
                                                                                  ------------
                              North Dakota - 0.2%
   705,000      NR/Aa1        North Dakota State Housing Finance Agency
                              Revenue, 6.0%, 7/1/20                               $    720,299
   430,000      NR/Aa1        North Dakota State Housing Finance Agency
                              Revenue, 5.8%, 7/1/18                                    444,637
                                                                                  ------------
                                                                                  $  1,164,936
                                                                                  ------------
                              Nebraska - 0.9%
 4,774,750      NR/NR         Energy America Nebraska Natural Gas Revenue,
                              5.45%, 4/15/08                                      $  4,762,670
 1,325,000      AAA/Aaa       Municipal Energy Agency, 6.0%, 4/1/08                  1,400,207
                                                                                  ------------
                                                                                  $  6,162,877
                                                                                  ------------
                              New Hampshire - 1.2%
 4,000,000      AAA/Aaa       Manchester New Hampshire School Revenue,
                              5.5%, 6/1/28                                        $  4,436,760
 1,250,000      A+/A2         New Hampshire Health & Education Facilities
                              Authority Revenue, 5.75%, 10/1/31                      1,330,813
 2,000,000      BBB+/Baa1     New Hampshire Health & Educational Facilities
                              Authority Revenue, 5.75%, 7/1/22                       2,116,300
   215,000      NR/Aa2        New Hampshire State Housing Finance Authority,
                              6.125%, 1/1/20                                           217,086
                                                                                  ------------
                                                                                  $  8,100,959
                                                                                  ------------

The accompanying notes are an integral part of these financial statements.    21

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                               Value
                               New Jersey - 3.5%
$ 5,185,000      B/Caa2        New Jersey Economic Development Authority
                               Special Facility Revenue, 7.0%, 11/15/30             $  5,041,842
 10,000,000      AAA/Aaa       New Jersey State Highway Authority, 5.5%, 1/1/13       11,127,600
  5,215,000      BBB/Baa3      Tobacco Settlement Financing Corp., NJ,
                               6.75%, 6/1/39                                           5,833,603
  1,000,000      BBB/Baa3      Tobacco Settlement Financing Corp., NJ,
                               6.25%, 6/1/43                                           1,084,380
                                                                                    ------------
                                                                                    $ 23,087,425
                                                                                    ------------
                               New York - 2.3%
  1,000,000      NR/Baa3       Albany Individual Development, 6.0%, 7/1/19          $  1,070,230
    400,000      AA-/A1        Metropolitan Transportation Authority, NY,
                               5.5%, 7/1/14                                              445,020
  2,000,000      AAA/Aa1       New York, NY City Transportation Finance
                               Authority Revenue,
                               Floating Rate Note, 11/1/26                             2,179,640
  6,900,000      CCC/Caa2      New York City, NY, Industrial, 6.9%, 8/1/24             5,634,609
  5,000,000      A+/A2         NY State Dormitory Authority Lease Revenue,
                               5.5%, 5/15/17                                           5,598,300
                                                                                    ------------
                                                                                    $ 14,927,799
                                                                                    ------------
                               Ohio - 2.9%
  2,870,000      AAA/Aaa       Cleveland Ohio General Obligation, 5.75%, 8/1/13     $  3,253,317
  1,000,000      AAA/Aaa       University of Cincinnati, 5.75%, 6/1/18                 1,116,350
  1,000,000      AAA/Aaa       University of Cincinnati, 5.75%, 6/1/19                 1,116,350
    500,000      AA/Aa2        Ohio State Building Authority Revenue,
                               6.0%, 10/1/08                                             534,265
  9,700,000      AA+/Aa1       Ohio State Higher Education Capital Facility,
                               5.2%, 2/1/10                                           10,355,623
    400,000      AAA/Aaa       Ohio State Building Authority Reference,
                               5.5%, 10/1/11                                             439,260
  3,000,000      B/B1          Ohio State Pollution Control Revenue,
                               5.625%, 3/1/15                                          2,354,250
                                                                                    ------------
                                                                                    $ 19,169,415
                                                                                    ------------
                               Oklahoma - 0.6%
  1,530,000      AAA/Aaa       Moore Oklahoma General Obligation,
                               5.75%, 4/1/12                                        $  1,695,011
  2,220,000      B-/Caa2       Tulsa Municipal Airport Revenue, 6.25%, 6/1/20          2,073,991
                                                                                    ------------
                                                                                    $  3,769,002
                                                                                    ------------

22    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                              Value
                               Oregon - 1.9%
$ 1,165,000      AAA/Aaa       Jackson County School District No. 4,
                               5.5%, 6/15/17                                       $  1,277,108
    500,000      BBB/NR        Klamath Falls Inter-Community Hospital Authority
                               Revenue, 6.125%, 9/1/22                                  539,845
  1,000,000      NR/Aaa        Portland Urban Development, 5.75% 6/15/08              1,096,340
  2,365,000      AAA/Aaa       Salem Oregon General Obligation,
                               4.45%, 12/1/10                                         2,441,768
  1,650,000      AAA/Aaa       Wasco County School District, 5.5%, 6/15/19            1,898,177
  5,285,000      AA/Aa1        Washington County Oregon Criminal Justice,
                               5.0%, 12/1/09                                          5,438,001
                                                                                   ------------
                                                                                   $ 12,691,239
                                                                                   ------------
                               Pennsylvania - 3.5%
  4,000,000      BB+/Ba1       Allentown Pennsylvania Area Hospital Authority,
                               6.0%, 11/15/16                                      $  3,996,840
  1,000,000      BB-/NR        Columbia County Pennsylvania Hospital Authority,
                               5.8%, 6/1/19                                             916,780
  5,000,000      BB+/Ba2       Delaware County Pennsylvania Industrial
                               Development Authority Revenue, 6.2%, 7/1/19            5,162,200
 10,000,000      AA/Aa2        Pennsylvania State Third Reference,
                               5.375%, 7/1/17                                        11,297,200
  1,030,000      AAA/Aaa       Pennsylvania State Higher Education Facilities
                               Authority Revenue, 5.0%, 5/1/14                        1,117,323
    500,000      AAA/Aaa       Philadelphia Pennsylvania Parking,
                               4.875%, 9/1/09                                           523,755
    250,000      A-/NR         Sayre Health Care Facility Authority Revenue,
                               5.75%, 12/1/21                                           269,073
                                                                                   ------------
                                                                                   $ 23,283,171
                                                                                   ------------
                               Puerto Rico - 2.0%
  5,000,000      AAA/Aaa       Puerto Rico Electric Power, 0.0%, 7/1/17*           $  3,131,350
  3,305,000      AAA/Aaa       Puerto Rico Electric Power, 0.0%, 7/1/17*              2,069,822
  5,000,000      AA/Aa3        Puerto Rico Housing Finance Authority,
                               5.0%, 12/1/13                                          5,369,000
  2,650,000      AAA/Aaa       Puerto Rico Municipal Financial Agency,
                               5.875%, 8/1/14                                         2,896,159
                                                                                   ------------
                                                                                   $ 13,466,331
                                                                                   ------------

The accompanying notes are an integral part of these financial statements.    23

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                                Value
                               Rhode Island - 0.5%
$   480,000      BBB+/Baa1     Rhode Island State Health & Education Facilities
                               Authorities, 6.375%, 8/15/21                          $    531,326
    250,000      BBB+/Baa1     Rhode Island State Health & Education Facilities
                               Authorities, 6.5%, 8/15/32                                 275,495
  2,100,000      BBB/Baa3      Tobacco Settlement Financing Corp.,
                               6.25%, 6/1/42                                            2,204,916
                                                                                     ------------
                                                                                     $  3,011,737
                                                                                     ------------
                               South Carolina - 1.9%
  4,000,000      BBB/Baa3      Georgetown County South Carolina Pollution
                               Control Facilities Revenue, 5.125%, 2/1/12            $  4,110,200
    400,000      AA-/Aa3       Greenville County SC School District
                               5.5%, 12/1/12                                              438,600
    500,000      BBB+/Baa1     SC Jobs Economic Development Authority,
                               6.0%, 8/1/13                                               560,965
    185,000      NR/Aa2        South Carolina Housing Finance & Development
                               Authority Mortgage Revenue, Series A-1,
                               6.2%, 7/1/09                                               186,567
  4,000,000      BBB+/Baa1     South Carolina Jobs Economic Development
                               Authority Hospital Facilities Revenue,
                               6.875%, 8/1/27                                           4,626,880
  2,500,000      BBB/Baa3      Tobacco Settlement Revenue Management,
                               6.375%, 5/15/30                                          2,806,050
                                                                                     ------------
                                                                                     $ 12,729,262
                                                                                     ------------
                               South Dakota - 0.2%
  1,235,000      NR/Aaa        South Dakota Conservancy District Revenue,
                               5.625%, 8/1/17                                        $  1,263,096
                                                                                     ------------
                                                                                     $  1,263,096
                                                                                     ------------
                               Tennessee - 5.9%
    100,000      AAA/Aaa       Chattanooga Tennessee General, 5.0%, 9/1/13           $    102,133
  1,570,000      NR/Aaa        Clarksville Tennessee Water and Gas,
                               5.15%, 2/1/14                                            1,721,693
  1,000,000      NR/Aaa        Dickson County Tennessee, 5.25%, 4/1/16                  1,072,620
  1,020,000      NR/Aa2        Franklin Tennessee Special School District,
                               5.0%, 6/1/10                                             1,083,536
  1,000,000      NR/Aa1        Hamilton County Tennessee, 5.0%, 11/1/11                 1,049,100
  1,000,000      AAA/Aaa       Johnson City Tennessee General, 4.7%, 6/1/12             1,060,580
  1,000,000      NR/Baa3       Knox County Health Facility, 6.375%, 4/15/22             1,062,870
  1,500,000      NR/Baa3       Knox County Health Facility, 6.5%, 4/15/31               1,595,955
    750,000      AA/Aa2        Knoxville County Tennessee Series A, 5.0%, 5/1/13          723,458

24    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                               Value
                               Tennessee - (continued)
$   750,000      AAA/Aaa       Knoxville County Tennessee Health Educational &
                               Housing, 7.25%, 1/1/08                               $    804,803
  1,000,000      AAA/Aaa       Knoxville Tennessee Water Systems,
                               5.0%, 3/1/13                                            1,054,780
  1,000,000      NR/Aaa        Marion County Tennessee Rural Schools,
                               5.0%, 4/1/11                                            1,070,610
  1,000,000      AAA/Aaa       Memphis Tennessee General Import,
                               5.0%, 10/1/16                                           1,087,280
  1,000,000      A+/Aa3        Memphis Tennessee General Obligation,
                               6.0%, 11/1/06                                           1,022,430
  1,000,000      AA/Aa3        Metro Government Nashville/Davidson County
                               Tennessee 5.5%, 5/15/12                                 1,104,330
  1,000,000      AA/Aa3        Metro Government Nashville/Davidson County
                               Tennessee 5.5%, 5/15/14                                 1,119,020
  1,500,000      AA/Aa2        Metro Government Nashville/Davidson County
                               Tennessee 6.0%, 12/1/09                                 1,640,955
    500,000      AA/Aa2        Metro Government Nashville/Davidson County
                               Tennessee, 6.0%, 7/1/07                                   519,710
  2,050,000      AAA/Aaa       Metro Government Nashville/Davidson County
                               Tennessee 7.5%, 11/15/10                                2,385,257
  1,000,000      AAA/NR        Metro Government Nashville/Davidson County
                               Tennessee, 7.5%, 11/15/12                               1,216,200
    500,000      AAA/Aaa       Metro Nashville Tennessee Airport Series A,
                               6.625%, 7/1/07                                            523,165
  1,000,000      AAA/Aaa       Oak Ridge Tennessee General, 5.0%, 4/1/13               1,062,620
  1,000,000      NR/Aaa        Putnam County Tennessee General, 5.5%, 4/1/19           1,082,440
  1,000,000      AA+/Aa2       Shelby County Tennessee General,
                               5.25%, 12/1/10                                          1,027,380
  3,405,000      AAA/Aaa       Shelby County Tennessee Reference Series A,
                               4.75%, 4/1/19                                           3,579,166
  2,500,000      AAA/Aaa       Shelby County Tennessee Health Educational
                               Housing, 6.25%, 8/1/07                                  2,612,575
    500,000      NR/Aaa        Sullivan County Tennessee Reference County,
                               5.0%, 5/1/16                                              546,395
  1,000,000      AA/Aa2        Tennessee Housing Development Agency,
                               4.9%, 7/1/16                                            1,035,990
    500,000      AA/Aaa        Tennessee State General Obligation, 5.0%, 5/1/09          518,445
  1,000,000      AA/Aa2        Tennessee State Reference Series A General,
                               5.25%, 5/1/16                                           1,115,690
  1,000,000      NR/Aaa        West Wilson Utilities District Tennessee
                               Waterworks, 5.0%, 6/1/18                                1,071,480

The accompanying notes are an integral part of these financial statements.   25

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                               Value
                               Tennessee - (continued)
$ 1,000,000      NR/Aa1        Williamson County Tennessee General,
                               5.0%, 3/1/11                                         $  1,070,520
    550,000      NR/Aa1        Williamson County Tennessee General,
                               5.1%, 3/1/14                                              586,190
    500,000      NR/Aa1        Williamson County Tennessee General,
                               6.0%, 3/1/08                                              527,905
                                                                                    ------------
                                                                                    $ 38,857,281
                                                                                    ------------
                               Texas - 8.2%
  2,000,000      AAA/Aaa       Austin Texas Reference-Public Import,
                               5.0%, 9/1/16                                         $  2,158,520
  7,000,000      BBB-/Baa2     Brazos River Authority Pollution Control Revenue,
                               7.7%, 4/1/33                                            8,217,370
    750,000      AAA/Aaa       Carroll Independent School District,
                               6.75%, 8/15/21                                            964,448
    850,000      AAA/Aaa       Carroll Independent School District,
                               6.75%, 8/15/22                                          1,100,249
  3,000,000      AAA/Aaa       Dallas County Tax General, 5.25%, 8/15/09               3,158,250
  1,000,000      BB/NR         Georgetown Health Facilities Development Corp.,
                               6.25% 8/15/29                                           1,040,200
  1,000,000      A/A2          Harris County Health Facilities Development
                               Authority, 6.375%, 6/1/29                               1,137,910
  1,000,000      AAA/Aaa       Harris County Texas Housing, 7.0%, 3/1/07               1,040,760
  3,600,000      AAA/Aaa       Katy Independent School District, Texas, General
                               Obligation, 0.0%, 8/15/10                               3,616,488
  1,000,000      AAA/Aaa       Lubbock Texas Health Facilities Development,
                               6.75%, 12/1/10                                          1,141,450
  3,350,000      AAA/Aaa       Mesquite Texas Independent, 4.7%, 8/15/08               3,425,643
    650,000      AAA/Aaa       Mesquite Texas Independent, 4.7%, 8/15/08                 663,585
  5,000,000      BBB-/Baa3     Port Corpus Christi Industrial Development Corp.,
                               5.4%, 4/1/18                                            5,191,850
  1,000,000      AAA/Aaa       Richardson Texas Independent School District,
                               4.75%, 2/15/22                                          1,009,400
     10,000      AA+/Aa2       San Antonio Tex General, 4.75%, 2/1/19                     10,400
  1,580,000      AA+/Aa2       San Antonio Tex General, 4.75%, 2/1/19                  1,618,694
    300,000      AAA/Aaa       San Felipe Del Rio Texas Conservation,
                               5.0%, 8/15/12                                             319,380
  2,310,000      AAA/Aaa       Texas Clear Creek Independent School District
                               General Obligation, 0.0%, 2/1/10                        1,986,461

26    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                               Value
                               Texas - (continued)
$ 2,050,000      NR/Aaa        Texas Keller Independent School District General
                               Obligation, 0.0%, 8/15/10                            $  1,725,567
  5,500,000      AAA/Aaa       Texas Public Finance Authority Building Revenue,
                               0.0%, 2/1/08                                            5,110,435
  2,750,000      AAA/Aaa       Texas Public Finance Authority Building Revenue,
                               0.0%, 2/1/10                                            2,364,835
    500,000      AAA/Aaa       Tomball Texas Independent Schools,
                               5.0%, 2/15/11                                             533,150
  3,500,000      BBB+/NR       Weslaco Health Facilities, 6.25%, 6/1/25                3,773,350
  2,000,000      BBB+/NR       Weslaco Health Facilities, 6.25%, 6/1/32                2,139,140
  1,000,000      NR/Aaa        Whitehouse Texas Independent School District,
                               4.8%, 2/15/12                                           1,022,650
                                                                                    ------------
                                                                                    $ 54,470,185
                                                                                    ------------
                               Washington - 5.7%
  1,150,000      AAA/Aaa       Clark County Public Utility District #1 Water
                               Revenue, 5.5%, 1/1/15                                $  1,163,570
  1,500,000      NR/Aaa        Clark County School District No. 037 Vancouver,
                               5.5%, 12/1/15                                           1,643,775
  3,000,000      AAA/Aaa       King & Snohomish Counties WA, 5.0%, 6/1/16              3,237,840
  1,095,000      AAA/Aaa       King County Washington Public Hospital District,
                               5.25%, 12/1/13                                          1,158,017
    300,000      AAA/Aaa       King County Washington School District No 415,
                               5.5%, 6/1/13                                              333,657
  3,000,000      NR/Aaa        King County Washington School District No. 406,
                               5.0%, 12/1/17                                           3,211,950
    165,000      AAA/Aa1       King County General Obligation, 6.625%, 12/1/15           178,314
    500,000      AAA/Aaa       Renton Washington Water & Sewer,
                               4.4%, 12/1/15                                             513,280
    500,000      AAA/Aaa       Seattle Washington Library Facilities,
                               5.375%, 12/1/10                                           534,665
  2,250,000      AAA/Aaa       Snohomish County Public Utility District Revenue,
                               5.7%, 12/1/11+                                          2,502,990
  1,225,000      AA/Aa3        Snohomish County Washington General,
                               3.125%, 12/1/11                                         1,176,294
  2,500,000      NR/Aaa        Snohomish County Public Utility District Revenue,
                               6.8%, 1/1/20                                            3,062,825
  2,465,000      AAA/Aaa       Spokane Washington Public Facilities,
                               5.75%, 12/1/18                                          2,764,128

The accompanying notes are an integral part of these financial statements.    27

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
 Principal       Ratings
 Amount          (unaudited)                                                             Value
                               Washington - (continued)
$ 3,500,000      BBB/Baa3      Tobacco Settlement Authority Washington,
                               6.625%, 6/1/32                                     $  3,776,815
  6,500,000      AA/Aa1        Washington State General Obligation,
                               5.75%, 9/1/08                                         6,891,950
  5,000,000      AAA/Aaa       Washington State Variable Purpose General,
                               5.0%, 7/1/10                                          5,318,500
                                                                                  ------------
                                                                                  $ 37,468,570
                                                                                  ------------
                               Wisconsin - 0.7%
  1,430,000      AAA/Aaa       Adams-Friendship School District, 6.5%, 4/1/16     $  1,723,207
  2,420,000      AAA/Aaa       Wisconsin State Health & Educational Authority,
                               6.1%, 8/15/09                                         2,628,037
                                                                                  ------------
                                                                                  $  4,351,244
                                                                                  ------------
                               TOTAL MUNICIPAL BONDS
                               (Cost $623,856,584)                                $653,959,391
                                                                                  ------------
     Shares
                               TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.3%
  2,313,442                    Blackrock Provident Institutional Fund             $  2,313,442
                                                                                  ------------
                               TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                               (cost $2,313,442)                                  $  2,313,442
                                                                                  ------------
                               TOTAL INVESTMENT IN SECURITIES - 99.0%
                               (cost $626,170,026)(a)(b)                          $656,272,833
                               -----------------------------------------------    ------------
                               OTHER ASSETS AND LIABILITIES - 1.0%                $  6,630,428
                                                                                  ------------
                               TOTAL NET ASSETS - 100.0%                          $662,903,261
                                                                                  ============

28    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

**   Defaulted bond

NR   Not rated.

+    Escrowed to Maturity in U.S. Government Securities.

(a) The concentration of investments by type of obligation/market sector is as follows (unaudited):

     Insured                                                                                   40.3%
     Escrowed in U.S. Government Securities                                                     8.3
     General Obligation                                                                        12.2
     Revenue Bonds:
      Health Revenue                                                                           12.5
      Special Revenue                                                                           5.6
        Various Revenues                                                                       10.3
        Pollution Control Revenue                                                               4.1
        Transportation Revenue                                                                  1.7
        Power                                                                                   1.6
        Housing                                                                                 1.4
        Water & Sewer Revenue                                                                   1.1
        Education Revenue                                                                       0.5
        Reserves                                                                                0.4
                                                                                               ----
                                                                                              100.0%
                                                                                              =====

(b)  At December 31, 2005, the net unrealized gain on investments based on cost  for federal income tax purposes of $626,546,688 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                                          $34,806,648

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                                          (5,080,503)
                                                                                        -----------
     Net unrealized gain                                                                $29,726,145
                                                                                        ===========


Purchase and sales of securities (excluding temporary cash investments) for the year ended December 31, 2005 aggregated $115,639,710 and $113,966,385, respectively.

The accompanying notes are an integral part of these financial statements.    29

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value ($626,170,026)               $ 656,272,833
  Receivables -
    Investment securities sold                                          225,640
    Fund shares sold                                                    317,486
    Interest                                                          9,063,945
                                                                  -------------
     Total assets                                                 $ 665,879,904
                                                                  -------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                       $   1,048,263
    Dividends                                                         1,324,970
  Due to bank                                                           350,299
  Due to affiliates                                                      77,680
  Accrued expenses                                                      175,431
                                                                  -------------
     Total liabilities                                            $   2,976,643
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 644,499,597
  Undistributed net investment income                                   213,713
  Accumulated net realized loss on investments                      (11,912,856)
  Net unrealized gain on investments                                 30,102,807
                                                                  -------------
     Total net assets                                             $ 662,903,261
                                                                  =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $315,855,339/27,182,466 shares)               $       11.62
                                                                  ==============
  Class B (based on $21,961,963/1,907,970 shares)                 $       11.51
                                                                  ==============
  Class C (based on $12,054,486/1,053,282 shares)                 $       11.44
                                                                  ==============
  Investor Class (based on $8,524,899/733,725 shares)             $       11.62
                                                                  ==============
  Class Y (based on $304,506,574/26,336,941 shares)               $       11.56
                                                                  ==============
MAXIMUM OFFERING PRICE:
  Class A ($11.62 [divided by] 95.5%)                             $       12.17
                                                                  ==============

30    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/05

INVESTMENT INCOME:
  Interest                                                                 $22,380,741
                                                                           ------------
EXPENSES:
  Management fees                                          $2,087,453
  Transfer agent fees and expenses
    Class A                                                   330,594
    Class B                                                    30,604
    Class C                                                     9,825
    Investor Class                                              7,926
    Class Y                                                       729
  Distribution fees
    Class A                                                   756,634
    Class B                                                   188,518
    Class C                                                   123,158
  Administrative reimbursements                                83,996
  Custodian fees                                               28,820
  Registration fees                                            85,560
  Professional fees                                            49,307
  Printing expense                                             46,904
  Fees and expenses of nonaffiliated trustees                  12,141
  Miscellaneous                                                25,260
                                                           ----------
     Total expenses                                                        $ 3,867,429
     Less fees paid indirectly                                                  (5,004)
                                                                           -----------
     Net expenses                                                          $ 3,862,425
                                                                           -----------
       Net investment income                                               $18,518,316
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investments                                         $ 2,735,982
  Change in net unrealized loss on investments                              (6,974,012)
                                                                           -----------
    Net loss on investments                                                $(4,238,030)
                                                                           -----------
    Net increase in net assets resulting from operations                   $14,280,286
                                                                           ===========

The accompanying notes are an integral part of these financial statements.    31

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/05 and 12/31/04

                                                          Year Ended        Year Ended
                                                           12/31/05          12/31/04
FROM OPERATIONS:
Net investment income                                   $  18,518,316     $  16,575,160
Net realized gain (loss) on investments                     2,735,982        (2,204,813)
Change in net unrealized gain (loss) on investments        (6,974,012)        1,252,616
                                                        -------------     -------------
    Net increase in net assets resulting from
     operations                                         $  14,280,286     $  15,622,963
                                                        -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.52 and $0.57 per share, respectively)     $ (13,612,600)    $ (15,277,737)
  Class B ($0.42 and $0.48 per share, respectively)          (679,179)         (764,103)
  Class C ($0.42 and $0.48 per share, respectively)          (453,812)         (490,876)
  Investor Class ($0.54 and $0.03 per share,
    respectively)                                            (442,728)          (30,270)
  Class Y ($0.55 and $0.61 per share, respectively)        (3,518,145)          (84,680)
                                                        -------------     -------------
    Total distributions to shareowners                  $ (18,706,464)    $ (16,647,666)
                                                        -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  53,456,761     $  23,388,678
Shares issued in reorganization                           334,082,410        10,746,741
Reinvestment of distributions                              11,104,811        11,750,120
Cost of shares repurchased                                (79,752,563)      (55,612,246)
                                                        -------------     -------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                       $ 318,891,419     $  (9,726,707)
                                                        -------------     -------------
    Net increase (decrease) in net assets               $ 314,465,241     $ (10,751,410)
NET ASSETS:
Beginning of year                                         348,438,020       359,189,430
                                                        -------------     -------------
End of year (including undistributed net investment
  income of $213,713 and $379,903, respectively)        $ 662,903,261     $ 348,438,020
                                                        =============     =============

32    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     '05 Shares      '05 Amount       '04 Shares      '04 Amount
CLASS A
Shares sold                           2,150,678    $  25,162,856        1,361,951    $  15,752,994
Shares issued in reorganization       1,550,104       18,167,214
Reinvestment of distributions           845,273        9,890,066          964,227       11,128,510
Less shares repurchased              (3,707,438)     (43,278,058)      (3,869,589)     (44,615,505)
                                  -------------    -------------    -------------    -------------
    Net increase (decrease)             838,617    $   9,942,078       (1,543,411)   $ (17,734,001)
                                  =============    =============    =============    =============
CLASS B
Shares sold                             327,516    $   3,797,852          223,901    $   2,552,978
Shares issued in reorganization         462,084        5,364,798             --               --
Reinvestment of distributions            29,910          346,523           32,963          376,649
Less shares repurchased                (406,067)      (4,691,304)        (518,853)      (5,932,750)
                                  -------------    -------------    -------------    -------------
    Net increase (decrease)             413,443    $   4,817,869         (261,989)   $  (3,003,123)
                                  =============    =============    =============    =============
CLASS C
Shares sold                             361,019    $   4,162,021          347,884    $   3,949,456
Reinvestment of distributions            19,559          225,400           19,070          216,570
Less shares repurchased                (421,411)      (4,837,275)        (250,879)      (2,849,815)
                                  -------------    -------------    -------------    -------------
    Net increase (decrease)             (40,833)   $    (449,854)         116,075    $   1,316,211
                                  =============    =============    =============    =============
INVESTOR CLASS
Shares sold                                --      $        --                 87    $       1,030
Shares issued in reorganization            --               --            923,261       10,746,741
Reinvestment of distributions            32,990          385,984            2,214           25,832
Less shares repurchased                (218,014)      (2,557,231)          (6,813)         (79,384)
                                  -------------    -------------    -------------    -------------
    Net increase (decrease)            (185,024)   $  (2,171,247)         918,749    $  10,694,219
                                  =============    =============    =============    =============
CLASS Y
Shares sold                           1,765,336    $  20,334,032           98,828    $   1,132,220
Shares issued in reorganization      26,633,825      310,550,398             --               --
Reinvestment of distributions            22,280          256,838              222            2,559
Less shares repurchased              (2,118,344)     (24,388,695)        (184,391)      (2,134,792)
                                  -------------    -------------    -------------    -------------
    Net increase (decrease)          26,303,097    $ 306,752,573          (85,341)   $  (1,000,013)
                                  =============    =============    =============    =============

The accompanying notes are an integral part of these financial statements.    33

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
CLASS A
Net asset value, beginning of period                        $  11.67     $  11.70     $  11.61     $  11.47     $  11.70
                                                            --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.51     $   0.56     $   0.56     $   0.56     $   0.53
 Net realized and unrealized gain (loss) on investments        (0.04)       (0.02)        0.09         0.23        (0.05)
                                                            --------     --------     --------     --------     --------
  Net increase from investment operations                   $   0.47     $   0.54     $   0.65     $   0.79     $   0.48
Distributions to shareowners:
 Net investment income                                         (0.52)       (0.57)       (0.56)       (0.57)       (0.53)
 Net realized gain                                                --           --           --        (0.08)       (0.18)
                                                            --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                  $  (0.05)    $  (0.03)    $   0.09     $   0.14     $  (0.23)
                                                            --------     --------     --------     --------     --------
Net asset value, end of period                              $  11.62     $  11.67     $  11.70     $  11.61     $  11.47
                                                            ========     ========     ========     ========     ========
Total return*                                                   4.05%        4.75%        5.80%        7.07%        4.13%
Ratio of net expenses to average net assets+                    0.91%        0.91%        0.93%        0.93%        0.92%
Ratio of net investment income to average net assets+           4.36%        4.88%        4.88%        4.83%        4.49%
Portfolio turnover rate                                           26%          39%          80%         161%          92%
Net assets, end of period (in thousands)                    $315,855     $307,463     $326,173     $343,872     $333,867
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   0.91%        0.91%        0.93%        0.92%        0.91%
 Net investment income                                          4.36%        4.88%        4.88%        4.84%        4.50%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/05    12/31/04     12/31/03     12/31/02     12/31/01
CLASS B
Net asset value, beginning of period                        $ 11.57     $ 11.59      $ 11.51      $ 11.39      $ 11.62
                                                            -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.41     $  0.48      $  0.46      $  0.46      $  0.44
 Net realized and unrealized gain (loss) on investments       (0.05)      (0.02)        0.09         0.22        (0.05)
                                                            -------     -------      -------      -------      -------
  Net increase from investment operations                   $  0.36     $  0.46      $  0.55      $  0.68      $  0.39
Distributions to shareowners:
 Net investment income                                        (0.42)      (0.48)       (0.47)       (0.48)       (0.44)
 Net realized gain                                               --          --           --        (0.08)       (0.18)
                                                            -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                  $ (0.06)    $ (0.02)     $  0.08      $  0.12      $ (0.23)
                                                            -------     -------      -------      -------      -------
Net asset value, end of period                              $ 11.51     $ 11.57      $ 11.59      $ 11.51      $ 11.39
                                                            =======     =======      =======      =======      =======
Total return*                                                  3.16%       4.07%        4.98%        6.17%        3.38%
Ratio of net expenses to average net assets+                   1.72%       1.67%        1.70%        1.69%        1.67%
Ratio of net investment income to average net assets+          3.51%       4.12%        4.10%        4.05%        3.73%
Portfolio turnover rate                                          26%         39%          80%         161%          92%
Net assets, end of period (in thousands)                    $21,962     $17,285      $20,363      $18,960      $13,735
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.72%       1.67%        1.70%        1.69%        1.66%
 Net investment income                                         3.51%       4.12%        4.10%        4.05%        3.74%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 35

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/05    12/31/04     12/31/03     12/31/02     12/31/01
CLASS C
Net asset value, beginning of period                        $ 11.49     $ 11.52      $ 11.44      $ 11.31      $ 11.54
                                                            -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.41     $  0.47      $  0.48      $  0.49      $  0.49
 Net realized and unrealized gain (loss) on investments       (0.04)      (0.02)        0.08         0.21        (0.05)
                                                            -------     -------      -------      -------      -------
  Net increase from investment operations                   $  0.37     $  0.45      $  0.56      $  0.70      $  0.44
Distributions to shareowners:
 Net investment income                                        (0.42)      (0.48)       (0.48)       (0.49)       (0.49)
 Net realized gain                                               --          --           --        (0.08)       (0.18)
                                                            -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                  $ (0.05)    $ (0.03)     $  0.08      $  0.13      $ (0.23)
                                                            -------     -------      -------      -------      -------
Net asset value, end of period                              $ 11.44     $ 11.49      $ 11.52      $ 11.44      $ 11.31
                                                            =======     =======      =======      =======      =======
Total return*                                                  3.30%       4.02%        5.04%        6.33%        3.39%
Ratio of net expenses to average net assets+                   1.64%       1.64%        1.66%        1.70%        1.62%
Ratio of net investment income to average net assets+          3.63%       4.15%        4.11%        4.03%        3.75%
Portfolio turnover rate                                          26%         39%          80%         161%          92%
Net assets, end of period (in thousands)                    $12,054     $12,577      $11,266      $ 8,673      $ 3,505
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.64%       1.64%        1.66%        1.70%        1.61%
 Net investment income                                         3.63%       4.15%        4.11%        4.03%        3.76%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.

36    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Year Ended    12/11/04(b) to
                                                        12/31/05        12/31/04
INVESTOR CLASS
Net asset value, beginning of period                    $ 11.67         $ 11.64
                                                        -------         -------
Increase (decrease) from investment operations:
  Net investment income                                 $  0.54         $  0.03
  Net realized and unrealized gain (loss)
   on investments                                         (0.05)           0.03
                                                        -------         -------
   Net increase from investment operations              $  0.49         $  0.06
Distributions to shareowners:
  Net investment income                                   (0.54)          (0.03)
                                                        -------         -------
Net increase (decrease) in net asset value              $ (0.05)        $  0.03
                                                        -------         -------
Net asset value, end of period                          $ 11.62         $ 11.67
                                                        =======         =======
Total return*                                              4.31%           0.54%(a)
Ratio of net expenses to average net assets+               0.65%           0.70%**
Ratio of net investment income to average
  net assets+                                              4.65%           4.35%**
Portfolio turnover rate                                      26%             39%
Net assets, end of period (in thousands)                $ 8,525         $10,720
Ratios with no reduction for fees paid indirectly:
  Net expenses                                             0.65%           0.70%
  Net investment income                                    4.65%           4.35%
Ratios with reduction for fees paid indirectly:
  Net expenses                                             0.65%           0.70%**
  Net investment income                                    4.65%           4.35%**

(a) Not annualized.
(b) Investor class shares commenced operations on December 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    37

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Year Ended     Year Ended     Year Ended     2/28/02 (a) to
                                                              12/31/05       12/31/04       12/31/03         12/31/02
CLASS Y
Net asset value, beginning of period                          $  11.61       $ 11.64        $ 11.56          $ 11.65
                                                              --------       -------        -------          -------
Increase (decrease) from investment operations:
 Net investment income                                        $   0.54       $  0.57        $  0.62          $  0.19
 Net realized and unrealized gain (loss) on investments          (0.04)         0.01           0.07             0.02
                                                              --------       -------        -------          -------
  Net increase from investment operations                     $   0.50       $  0.58        $  0.69          $  0.21
Distributions to shareowners:
 Net investment income                                           (0.55)        (0.61)         (0.61)           (0.22)
 Net realized gain                                                   -             -              -            (0.08)
                                                              --------       -------        -------          -------
Net increase (decrease) in net asset value                    $  (0.05)      $ (0.03)       $  0.08          $ (0.09)
                                                              --------       -------        -------          -------
Net asset value, end of period                                $  11.56       $ 11.61        $ 11.64          $ 11.56
                                                              ========       =======        =======          =======
Total return*                                                     4.40%         5.14%          6.21%            1.40%(b)
Ratio of net expenses to average net assets+                      0.54%         0.55%          0.57%            0.87%**
Ratio of net investment income to average net assets+             4.22%         5.26%          5.21%            4.95%**
Portfolio turnover rate                                             26%           39%            80%             161%
Net assets, end of period (in thousands)                      $304,507       $   393        $ 1,387          $   392
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     0.54%         0.55%          0.57%            0.87%**
 Net investment income                                            4.22%         5.26%          5.21%            4.95%**

(a) Class Y shares were first publicly offered on February 28, 2002. The per share amounts and ratios shown are based on the period from August 29, 2002 to December 31, 2002, during which the class had operations.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

38    The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Tax Free Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of income exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as Class A, Class B, Class C, Investor Class and Class Y shares. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the fund is computed once daily on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

    dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2005 there were no securities fair valued. Discount and premium on debt securities are accreted or amortized, respectfully, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    Information regarding the Fund's principal risk is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The Fund has elected to defer $618,508 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ending December 31, 2006.

    The Fund had a net capital loss carryforward of $11,173,033, of which the following amounts will expire between 2011 and 2012 if not utilized:
    $9,281,934 in 2011 and $1,891,099 in 2012.

    The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                  2005              2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Taxable income                              $   340,727       $   173,763
  Tax exempt income                            18,365,737        16,473,903
  Long-term capital gain                               --                --
                                              -----------       -----------
   Total                                      $18,706,464       $16,647,666
                                              ===========       ===========
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at December 31, 2005

--------------------------------------------------------------------------------
                                                                  2005
--------------------------------------------------------------------------------
  Undistributed tax-exempt income                             $    469,060
  Capital loss carryforward                                    (11,173,033)
  Post October Loss Deferred                                      (618,508)
  Unrealized appreciation                                       29,726,145
                                                              ------------
    Total                                                     $ 18,403,664
                                                              ============
--------------------------------------------------------------------------------

The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax deferral of losses on defaulted bond interest.

The Fund has reclassified $21,958 to increase undistributed net investment income and $21,958 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $44,797 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2005.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class and Class Y shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.48% of the next $50 million; and 0.45% of the excess over $300 million.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.70% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2005, $17,491 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $54,004 in transfer agent fees payable to PIMSS at December 31, 2005.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $6,185 in distribution fees payable to PFD at December 31, 2005.

In addition, redemptions of each class of shares (except class Y shares and Investor Class shares) may be subject to a contingent deferred sales charge
(CDSC). Effective February 1, 2004 a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2005, CDSCs in the amount of $60,401 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2005, the Fund's expenses were reduced by $5,004 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2005, the Fund had no borrowings under this agreement.

7. Merger Information

On December 8, 2004, beneficial owners of Safeco Intermediate Term Municipal Bond Fund (one of the Series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  Safeco
                                               Intermediate
                             Pioneer               Term
                             Tax Free           Municipal          Pioneer Tax
                              Income               Bond            Free Income
                            Fund (Pre-          Fund (Pre-         Fund (Post-
                         Reorganization)     Reorganization)     Reorganization)
--------------------------------------------------------------------------------
  Net Assets               $332,042,466       $ 10,746,741       $346,789,227
  Shares Outstanding         28,899,023            990,871         29,822,284
  Investor Class
   Shares Issued                                                      923,261
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Unrealized
                                         Appreciation
                                          on Closing         Accumulated Gain
                                             Date            on Closing Date
--------------------------------------------------------------------------------
  Safeco Intermediate Term
   Municipal Bond Fund                  $705,403                 $165,838
--------------------------------------------------------------------------------

On September 22, 2005, beneficial owners of AmSouth High Quality Municipal Bond Fund and AmSouth Tennessee Tax-Exempt Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth High Quality Bond and AmSouth Tennessee Tax-Exempt Funds' net assets for Pioneer Tax Free Income Fund's shares, based on Pioneer Tax Free Income Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                AmSouth High
                                         Pioneer Tax          Quality Municipal       AmSouth Tennessee          Pioneer Tax
                                       Free Income Fund            Bond Fund            Tax-Exempt Fund        Free Income Fund
                                    (Pre-Reorganization)    (Pre-Reorganization)    (Pre-Reorganization)    (Post-Reorganization)
------------------------------------------------------------------------------------------------------------------------------------
 Net Assets
  Class A                              $304,515,531             $ 13,629,485             $  4,537,729           $322,682,745
  Class B                              $ 17,996,461             $  3,716,801             $  1,647,997           $ 23,361,259
  Class C                              $ 12,796,297             $         --             $         --           $ 12,796,297
  Class Y                              $    144,308             $         --             $         --           $310,694,706
  Investor Class                       $  9,059,083             $         --             $         --           $  9,059,083
  Class I                              $         --             $283,062,245             $ 27,488,153           $         --
 Total Net Assets                      $344,511,680             $300,408,532             $ 33,673,879           $678,594,090
 Shares Outstanding
  Class A                                25,986,423                1,370,337                  452,162             27,536,527
  Class B                                 1,549,725                  374,541                  164,118              2,011,809
  Class C                                 1,108,661                       --                       --              1,108,661
  Class Y                                    12,380                       --                       --             26,646,205
  Investor Class                            773,174                       --                       --                773,174
  Class I                                        --               28,444,610                2,741,709                     --
 Shares Issued
 in Reorganization
  Class A                                                                                                          1,550,104
  Class B                                                                                                            462,084
  Class Y                                                                                                         26,633,825
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                         Unrealized            Accumulated
                                       Appreciation on           Gain on
                                        Closing Date          Closing Date
---------------------------------------------------------------------------
AmSouth High Quality Municipal
Bond Fund                               $8,589,827             $  902,841
AmSouth Tennessee Tax-
Exempt Fund                             $  835,666             $   40,006
                                        ----------             ----------
Total                                   $9,425,493             $  942,847
---------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Tax Free Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Tax Free Income Fund (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Tax Free Income Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
---------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fees of the Fund and a peer group selected by the Independent Trustees, reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the first quintile of the peer group for the 12 months ended June 30, 2005, the second quintile for the three years ended June 30, 2005, the second quintile for the five years ended June 30, 2005 and the third quintile for the ten year period ended June 30, 2005 (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) on the Fund's class A shares relative to the yield (as of June 30, 2005) of the Lehman Municipal Bond Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. West and Mr. Hood) serves as a Trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). Mr. West and Mr. Hood serve as Trustee for 35 of the 91 Pioneer funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Tax Free Income Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name and Age               With the Fund     and Term of Office      Past Five Years                          Held by this Trustee
John F. Cogan, Jr. (79)*   Chairman of the   Trustee since 1993.     Deputy Chairman and a Director of        Chairman and
                           Board, Trustee    Serves until            Pioneer Global Asset Management          Director of ICI
                           and President     successor trustee       S.p.A. ("PGAM"); Non-Executive           Mutual Insurance
                                             is elected or           Chairman and a Director of Pioneer       Company; Director of
                                             earlier retirement      Investment Management USA Inc.           Harbor Global
                                             or removal              ("PIM-USA"); Chairman and a              Company, Ltd.
                                                                     Director of Pioneer; Director of
                                                                     Pioneer Alternative Investment
                                                                     Management Limited (Dublin);
                                                                     President and a Director of Pioneer
                                                                     Alternative Investment Management
                                                                     (Bermuda) Limited and affiliated
                                                                     funds; President and Director of
                                                                     Pioneer Funds Distributor, Inc. ("PFD");
                                                                     President of all of the Pioneer
                                                                     Funds; and Of Counsel (since 2000,
                                                                     partner prior to 2000), Wilmer
                                                                     Cutler Pickering Hale and Dorr LLP
                                                                     (counsel to PIM-USA and the Pioneer
                                                                     Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name, Age and Address      With the Fund     and Term of Office      Past Five Years                          Held by this
                                                                                                              Trustee
David R. Bock**(62)        Trustee           Trustee since 2005.     Senior Vice President and Chief          Director of The
3050 K. Street NW,                           Serves until            Financial Officer, I-trax, Inc.          Enterprise Social
Washington, DC 20007                         successor trustee       (publicly traded health care             Investment Company
                                             is elected or           services company) (2001-present);        (privately-held
                                             earlier retirement      Managing Partner, Federal City           affordable housing
                                             or removal.             Capital Advisors (boutique merchant      finance company);
                                                                     bank) (1995 - 2000; 2002 to 2004);     Director of New York
                                                                     Executive Vice President and Chief       Mortgage Trust
                                                                     Financial Officer, Pedestal Inc.         (publicly traded
                                                                     (internet-based mortgage trading         mortgage REIT)
                                                                     company) (2000-2002).

** Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)          Trustee           Trustee since 1997.     President, Bush International            Director of Brady
3509 Woodbine Street,                        Serves until            (international financial                 Corporation
Chevy Chase, MD 20815                        successor trustee       advisory firm)                           (industrial
                                             is elected or                                                    identification and
                                             earlier retirement                                               specialty coated
                                             or removal                                                       material products
                                                                                                              manufacturer),
                                                                                                              Millenium Chemicals,
                                                                                                              Inc. (commodity
                                                                                                              chemicals),
                                                                                                              Mortgage Guaranty
                                                                                                              Insurance
                                                                                                              Corporation, and
                                                                                                              R.J. Reynolds
                                                                                                              Tobacco Holdings,
                                                                                                              Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)  Trustee           Trustee since 1993.     Founding Director, The Winthrop          None
1001 Sherbrooke Street                       Serves until            Group, Inc. (consulting firm);
West, Montreal, Quebec,                      successor trustee       Professor of Management, Faculty
Canada H3A 1G5                               is elected or           of Management, McGill University
                                             earlier retirement
                                             or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name, Age and Address      With the Fund     and Term of Office      Past Five Years                          Held by this
                                                                                                              Trustee
Marguerite A. Piret (57)   Trustee           Trustee since 1993.     President and Chief Executive            Director of New
One Boston Place,                            Serves until            Officer, Newbury, Piret & Company,       America High Income
28th Floor,                                  successor trustee       Inc. (investment banking firm)           Fund, Inc.
Boston, MA 02108                             is elected or                                                    (closed-end
                                             earlier retirement                                               investment company)
                                             or removal
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)       Trustee           Trustee since 1993.     Senior Counsel, Sullivan & Cromwell      Director, The Swiss
125 Broad Street,                            Serves until            (law firm)                               Helvetia Fund, Inc.
New York, NY 10004                           successor trustee is                                             (closed-end
                                             elected or earlier                                               investment company)
                                             retirement or                                                    and AMVESCAP PLC
                                             removal                                                          (investment
                                                                                                              managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)         Trustee           Trustee since 1993.     President, John Winthrop & Co.,          None
One North Adgers Wharf,                      Serves until            Inc. (private investment firm)
Charleston, SC 29401                         successor trustee is
                                             elected or earlier
                                             retirement or
                                             removal
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)        Executive Vice    Since 2003.             President and Chief Executive            Trustee of certain
                           President         Serves at the           Officer, PIM-USA since May, 2003         Pioneer Funds
                                             discretion of           (Director since January 2001);
                                             the Board               President and Director of Pioneer
                                                                     since May, 2003; Chairman and
                                                                     Director of Pioneer Investment
                                                                     Management Shareholder Services,
                                                                     Inc. ("PIMSS") since May, 2003;
                                                                     Executive Vice President of all of
                                                                     Pioneer Funds since June 3, 2003;
                                                                     and Executive Vice President and
                                                                     Chief Operating Officer of PIM-USA,
                                                                     November 2000 - May 2003.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name and Age               With the Fund     and Term of Office      Past Five Years                          Held by this
                                                                                                              Officer
Dorothy E. Bourassa (57)   Secretary         Since September,        Secretary of PIM-USA; Senior Vice        None
                                             2003. Serves at the     President - Legal of Pioneer; and
                                             discretion of the       Secretary/Clerk of most of
                                             Board                   PIM-USA's subsidiaries; Secretary
                                                                     of all of the Pioneer Funds since
                                                                     September 2003 (Assistant Secretary
                                                                     from November 2000 to September
                                                                     2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41) Assistant         Since September,        Assistant Vice President and Senior      None
                           Secretary         2003. Serves at the     Counsel of Pioneer since July 2002;
                                             discretion of the       Vice President and Senior Counsel
                                             Board                   of BISYS Fund Services, Inc. (April
                                                                     2001 to June 2002); Senior Vice
                                                                     President and Deputy General
                                                                     Counsel of Funds Distributor, Inc.
                                                                     (July 2000 to April 2001); Assistant
                                                                     Secretary of all Pioneer Funds
                                                                     since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)       Assistant         Since September,        Partner, Wilmer Cutler Pickering         None
                           Secretary         2003. Serves at the     Hale and Dorr LLP; Assistant
                                             discretion of the       Secretary of all Pioneer Funds
                                             Board                   since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)          Treasurer         Since November,         Vice President - Fund Accounting,        None
                                             2000. Serves at the     Administration and Custody Services
                                             discretion of the       of Pioneer; and Treasurer of all of
                                             Board                   the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)       Assistant         Since November,         Deputy Treasurer of Pioneer since        None
                           Treasurer         2004. Serves at the     2004; Treasurer and Senior Vice
                                             discretion of the       President, CDC IXIS Asset
                                             Board                   Management Services from 2002 to
                                                                     2003; Assistant Treasurer and Vice
                                                                     President, MFS Investment
                                                                     Management from 1997 to 2002; and
                                                                     Assistant Treasurer of all of the
                                                                     Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service       Principal Occupation During              Other Directorships
Name and Age               With the Fund     and Term of Office      Past Five Years                          Held by this
                                                                                                              Officer
Luis I. Presutti (40)      Assistant         Since November,         Assistant Vice President - Fund          None
                           Treasurer         2000. Serves at the     Accounting, Administration and
                                             discretion of the       Custody Services of Pioneer; and
                                             Board                   Assistant Treasurer of all of the
                                                                     Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)         Assistant         Since May, 2002.        Fund Accounting Manager - Fund           None
                           Treasurer         Serves at the           Accounting, Administration and
                                             discretion of the       Custody Services of Pioneer; and
                                             Board                   Assistant Treasurer of all of the
                                                                     Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan     Assistant         Since September,        Fund Administration Manager - Fund       None
(32)                       Treasurer         2003. Serves at the     Accounting, Administration and
                                             discretion of the       Custody Services since June 2003;
                                             Board                   Assistant Vice President - Mutual
                                                                     Fund Operations of State Street
                                                                     Corporation from June 2002 to June
                                                                     2003 (formerly Deutsche Bank Asset
                                                                     Management); Pioneer Fund
                                                                     Accounting, Administration and
                                                                     Custody Services (Fund Accounting
                                                                     Manager from August 1999 to May
                                                                     2002, Assistant Treasurer of all
                                                                     Pioneer Funds since September
                                                                     2003
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)       Chief             Since October, 2004.    Chief Compliance Officer of Pioneer      None
                           Compliance        Serves at the           (Director of Compliance and Senior
                           Officer           discretion of the       Counsel from November 2000 to
                                             Board                   September 2004); and Chief
                                                                     Compliance Officer of all of the
                                                                     Pioneer Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $20,355 in 2005 and $17,700 in 2004.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2005 and 2004.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2005 and 2004.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended December 31, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,800 in 2005 and $6,000 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.

or

Information not required in semi annual reports on form NCSR.




Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.

or

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Fee Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date  February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date  February 28, 2006

* Print the name and title of each signing officer under his or her signature.